PROSPECTUS

May 1, 2009

CLASS A SHARES

Ticker Symbol CMGTX

CLASS C SHARES

Ticker Symbol CMGCX

1-866-CMG-9456

www.CMGARSFunds.net

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

RISK/RETURN SUMMARY

1

PERFORMANCE

10

FEES AND EXPENSES

11

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

12

INVESTMENT ADVISER

18

SUB-ADVISERS AND PORTFOLIO MANAGERS

20

NET ASSET VALUE

22

HOW TO PURCHASE SHARES

23

REDEMPTIONS

28

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

30

MARKET TIMING

31

DISTRIBUTION OF SHARES

32

See the Fund’s Notice of its Privacy Policy on the last page of this Prospectus.

RISK/RETURN SUMMARY

This Prospectus describes the Class A and Class C shares of CMG Absolute Return Strategies Fund (the “Fund”), a series of Northern Lights Fund Trust (the “Trust”).  This section briefly describes the investment objective, principal investment strategies, and principal risks of the Fund. CMG Capital Management Group, Inc. (the “Adviser”) is the Fund's investment adviser.

Investment Objective

The Fund’s investment objective is to generate absolute returns by seeking capital appreciation during both positive and negative market environments.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

Principal Investment Strategies

Multiple Managers:  The Adviser believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage the assets of the Fund pursuant to each sub-advisory firm's proprietary investment style.  The allocation of the Fund's assets among the various sub-advisory firms is done by the Adviser and is based on the Adviser's assessment of the factors discussed in more detail below.  It is the Adviser's belief that diversification among different investment strategies is more likely to achieve overall capital appreciation than simply employing a single firm to manage the Fund’s assets.  This approach is designed to reduce the management risk, which is the risk that a particular investment strategy or investment manager may not achieve its stated investment objectives, and to achieve lower volatility by combining the skills of sub-advisers with complementary but different investment approaches.  The Adviser intends to achieve the Fund's investment objective by selecting separate sub-advisers to implement distinct sub-strategies or “programs” for the Fund, based upon the Adviser’s evaluation of each sub-adviser’s expertise and performance in managing its respective portion of the Fund's assets.  The Adviser monitors each sub-adviser for adherence to its specific strategy, and monitors the overall portfolio for compliance with the Fund’s specific investment objective, policies and strategies.  In addition, the Adviser may manage a portion of the assets of the Fund itself pursuant to its own investment strategy.

Shareholders will be notified in advance of any change in sub-adviser or any material change in the Fund’s investment sub-strategies.  The Fund and the Adviser have requested that the Securities and Exchange Commission grant an order that allows the Adviser to hire new sub-advisers without shareholder approval.  Until that order is granted, shareholder approval is required if the Adviser hires a new sub-adviser.

Absolute Returns:  The Fund follows an "absolute return" strategy, seeking capital appreciation during periods of both positive and negative market environments.  The use of the term "absolute return" is meant to distinguish the Fund's goals and strategies from most other mutual funds.  Most other mutual funds seek to produce relative positive returns, that is, a return that exceeds the return of a market index, benchmark or a group of peer funds.  Conversely, though the use of the various sub-strategies and appropriate asset allocation among those sub-strategies, the Fund seeks positive absolute returns regardless of market conditions.

Asset Allocation:  The Adviser starts with the premise that not all investment strategies or styles are successful all of the time.  Based on this premise, the Adviser allocates the Fund's assets among different investment styles (called "sub-strategies") that it believes offer the potential for attractive investment returns individually.  By combining the sub-strategies in one Fund, the Adviser intends to provide an investment option that provides a lower correlation and lower volatility than the broader stock and bond markets and the individual sub-strategies alone.  The Adviser reviews a wide range of factors when considering the inclusion of a potential sub-strategy and the appropriate amount of the Fund that should be allocated to that specific sub-strategy.  Examples of these factors include, but are not limited to: the potential investment return compared to the sub-strategy’s investment risk, the similarity or relationship between the various sub-strategies, and the liquidity and availability of the underlying securities used in the sub-strategies. Each sub-strategy selected by the Adviser seeks an absolute return, which means that the sub-strategy attempts to achieve positive investment returns in both rising and falling market conditions.  By allocating the Fund's assets to a diverse group of low-correlating alternative sub-strategies, the Fund seeks to produce positive investment returns while attempting to minimize volatility.

Through the various sub-strategies, the Fund invests primarily in equity and fixed income securities of U.S. companies, both directly and indirectly through mutual funds, including open-end funds, closed-end funds and exchange-traded funds (collectively, “Underlying Funds”).  Exchange-traded funds or “ETFs” are registered investment companies that generally seek to track the performance of a particular market index, such as the Standard & Poor's 500, or of a particular segment of the market such as an industry sector or geographic region.  Fixed income securities in which the Fund may invest include corporate bonds, including investment grade and less-than-investment grade fixed income securities (often called "junk bonds").  The Fund may hold U.S. Government securities or cash equivalents for collateralization obligations, to pay redemption requests or while pending investment.

The Fund may also invest in commodity-based securities such as Underlying Funds that track the value of precious metals or equity securities of companies involved in the mining, exploration or development of commodities.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The Fund may invest in a wide range of instruments, markets and asset classes, including but not limited to U.S. and foreign equities (including equity securities of companies in developing countries or emerging markets), other types of investment companies and derivative investments such as futures and options.  Derivative investments may be used by the sub-advisers for hedging purposes or for speculative purposes.

The Fund (or the Underlying Funds in which the Fund may invest) may sell securities short which is an investment strategy that attempts to profit from the drop in the price of the security.  Short sales of securities are also subject to substantial risk of loss.  The Fund may also leverage its assets through borrowings for investment purposes.

The use of multiple sub-advisers, each utilizing different sub-strategies, could result in a high rate of portfolio turnover for the Fund.  Additionally, because the Fund's assets will be managed by different sub-advisers, it is possible that the Fund will acquire, hold or sell securities it had acquired, held or sold previously, subjecting the Fund to possible increased brokerage commissions related to the same issuer.

Initially the Fund's assets will be allocated 15% to each of the Scotia Partners Growth S&P Plus Program and the Traub FX Strategy and 10% to each of the Schreiner Dynamic Index Program, Heritage Capital Gold Strategy, CMG Managed HY Bond Strategy, CMG Cook S&P ETF Trading Strategy, Bandon Directional Interest Rate Strategy, Anchor Capital Stratus Program and Anchor Capital L/S HY Bond Strategy.  The proposed initial allocation of the Fund's assets to the various sub-strategies is also depicted in the pie chart below.  It is important to understand that as Fund asset levels grow and as various sub-strategies outperform or underperform the others, the allocation among the sub-strategies will vary.

CMG Absolute Return Strategies Fund - Portfolio Allocation
Anchor Capital L/S HY Bond Strategy 10%
Anchor Capital Stratus Program 10%
Traub Capital FX Strategy 15%
Bandon Directional Interest Rate Strategy 10%
CMG Cook S&P ETF Trading Strategy 10%
CMG Managed HY Bond Strategy 10%
Heritage Capital Gold Strategy 10%
Schreiner Dynamic Index Program 10%
Scotia Growth S&P Plus Program 15%

The Adviser may rebalance the allocation on a periodic basis for various reasons, including to maintain the initial asset allocations, or to reallocate assets among the sub-strategies for strategic reasons.  Under normal circumstances, the Adviser anticipates that the allocation to any one sub-strategy will not vary by more than plus or minus 20% of the Fund’s assets.

The Adviser utilizes its own proprietary research as well as the research of independent third parties such as statistical reporting organizations to identify suitable sub-advisers and determining an appropriate allocation of the Fund's assets to the various sub-strategies and sub-advisers.

Summary of Principal Investment Sub-Strategies

The following presents a brief summary of each sub-strategy which is managed by the Adviser or a sub-adviser.  A more detailed explanation of each sub-strategy is presented below under the heading "Additional Information About Principal Investment Strategies".

Scotia Partners Growth S&P Plus Program:  Scotia Partners, Ltd. seeks to contribute to the Fund's investment objective by investing in a combination of money market funds and long or short positions in Underlying Funds linked to the S&P 500 Index using its proprietary quantitative investment model.  By applying its multi-step, trend-following investment model, this sub-adviser believes it can capitalize on long-, intermediate-, and short-term trends of the S&P 500 Index to produce returns in excess of a passive buy and hold S&P 500 indexing strategy.

Traub FX Strategy:  Traub Capital Management, LLC seeks to contribute to the Fund's investment objective by investing long or short in Foreign Exchange currency futures contracts of major developed nations as directed by its multi-factor, quantitative model.  This sub-adviser expects that by applying its model, which analyzes macroeconomic and financial factors including relative interest and inflation rates, this strategy will generate consistent positive absolute returns.

Schreiner Dynamic Index Program:  Schreiner Capital Management, Inc. seeks to contribute to the Fund's investment objective by investing in a blend of money market funds and long or short positions in Underlying Funds linked to the NASDAQ-100 Index utilizing a quantitative non-discretionary methodology.  By applying its 10-factor, formula-driven investment model, this sub-adviser believes it can capitalize on short-term trends in the NASDAQ-100 to produce positive absolute returns in both bull and bear markets.

Heritage Capital Gold Strategy:  Heritage Capital, LLC seeks to contribute to the Fund's investment objective by investing in a long-only blend of money market funds and positions in Underlying Funds linked to precious metals.  This sub-adviser expects that by making investments based on its short- to intermediate-term outlook on the gold market, as informed by price momentum and other technical indicators, it can produce returns in excess of a passive buy and hold gold indexing strategy.

CMG Managed HY Bond Strategy:  The Adviser seeks to contribute to the Fund's investment objective by investing in a long-only blend of money market funds and positions in Underlying Funds linked to high yield bonds utilizing a proprietary quantitative and qualitative investment model.  By switching between money markets funds and Underlying Funds, using buy/sell signals from its model, the Adviser expects to produce returns superior to a buy and hold high yield indexing strategy.

CMG Cook S&P ETF Trading Strategy:  The Adviser seeks to contribute to the Fund's investment objective by investing long or short in S&P 500 ETFs utilizing a qualitative and quantitative discretionary approach.  The Adviser expects that by using its discretionary approach, which is informed by the “Cook Cumulative Tick” indicator to determine the short term overbought or oversold condition of the U.S. equity markets, it can generate returns in excess of a passive buy and hold S&P 500 indexing strategy.

Bandon Directional Interest Rate Strategy:  Bandon Capital Management, LLC seeks to contribute to the Fund's investment objective by investing in long-only positions in Underlying Funds linked to U.S. Treasury securities or money market funds utilizing a multi-factor investment model.  By switching between Underlying Funds and money markets funds on a monthly basis, using interest rate direction signals from its model, which relies on 40 years of publicly available economic data, this sub-adviser expects to produce returns superior to a buy and hold U.S. Treasury indexing strategy.

Anchor Capital Stratus Program:  Anchor Capital Management Group, Inc. seeks to contribute to the Fund's investment objective by investing primarily in long or short positions in Underlying Funds as directed by three proprietary sub-strategy investment models.  By combining equity, high yield bond and money market positions as signaled by the combined results of mean reversion, equity long/short and fixed income long/short models, this sub-adviser expects the resulting portfolio to benefit from a variety of market conditions and environments.  By combining three sub-strategies, this sub-adviser believes the combined-strategy will produce higher returns with less volatility than an individual equity or high yield bond strategy alone.

Anchor Capital L/S HY Bond Strategy:  Anchor Capital Management Group, Inc. seeks to contribute to the Fund's investment objective by investing in cash or hedged or long or short positions in Underlying Funds that are linked to high yield bonds as directed by its proprietary intermediate-trend model.  This sub-adviser expects that by combing cash, hedged, long and short positions in high yield Underlying Funds, the Fund will benefit from superior returns versus a high yield indexing strategy.

Principal Risks

                                                                                                                                                                                As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

o

Call or Redemption Risk - As interest rates decline, issuers of high yield bonds may exercise redemption or call provisions. This may force the Fund to redeem higher yielding securities and replace them with lower yielding securities with a similar risk profile. This could result in a decreased return.

o

Credit Risk – Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

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Currency Exchange Rate Risk – Changes in foreign currency exchange rates will affect the value of what the Fund owns and the price of the Fund’s shares.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  To manage currency risk, the Fund may enter into forward currency contracts.  A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. The Fund, however, cannot assure that this technique will be effective.  Currency markets generally are not as regulated as securities markets.

o

Default Risk – Investments in fixed-income securities are subject to the risk that the issuer of the security could default on its obligations, causing the Fund to sustain losses on those investments.  A default could impact both interest and principal payments.  High yield fixed-income securities (commonly known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.  The market values of medium and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities.  The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired.  In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing.  The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher rated securities because medium and lower rated securities generally are unsecured and subordinated to senior debt.

Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

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Derivatives Risk – Investments in futures and options are considered "derivative" investments. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that the hedging technique will fail if changes in the value of a derivative held by the Fund do not correlate with the Fund’s portfolio securities being hedged.

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Foreign Exposure – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.  All of these risks may be increased in developing countries or countries with emerging markets.  In addition to the foreign risk we are exposed to through our direct investments, some of the Underlying Funds may have a greater exposure to foreign risk through their direct investments, which would further expose the Fund to this risk.

o

Gold-Related Securities Risk – Investments in gold-related securities, such as ETFs and forward and futures contracts, may subject the Fund to greater volatility than investments in traditional securities. The value of gold-related securities may fluctuate due to overall market movements and other factors affecting the value of the price of gold-related securities, such as inflation or inflation expectations, interest rates, currency fluctuations, gold supply and demand, or political and regulatory developments. A fluctuation in the price of gold underlying a derivative security may cause the Fund to lose money.

o

Interest Rate Risk – Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise. Securities with longer maturities may be more sensitive to interest rate changes. Certain corporate bonds and mortgage-backed securities may be significantly affected by changes in interest rates. Additionally, the Fund may be exposed to pre-payment risk, that is, the risk that as debt holders prepay debt obligations the Fund will be unable to reinvest the proceeds in other debt securities earning the same or similar rates of interest.  Some mortgage-backed securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile.  Because zero coupon securities do not make interest payments, they are considered more volatile than bonds making periodic payments. When interest rates rise, zero coupon securities fall more sharply than interest paying bonds. However, zero coupon securities rise more rapidly in value when interest rates drop.

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Investment Management Risk – The Adviser’s decisions regarding the selection of sub-advisers and the allocation of Fund assets to each sub-adviser will significantly affect the risk of investing in the Fund.  When the Advisor allocates assets to sub-advisers, there is a risk that the sub-advisers could make investment decisions that may negatively affect Fund performance.  Similarly, when the Fund invests in Underlying Funds, there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.  One sub-adviser or Underlying Fund may buy the same securities that another sub-adviser or Underlying Fund sells.  If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.  In addition, certain of the Underlying Funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.    There also is the risk that the Adviser, and some of the sub-advisers, have not managed mutual fund assets prior to their engagement by the Fund.  This inexperience may negatively impact Fund performance.

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Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Leveraging Risk - The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Fund's gains or losses.

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Liquidity Risk – The markets for high-yield, convertible and certain lightly traded equity securities (particularly small cap issues) are often not as liquid as markets for higher-rated securities or large cap equity securities.  For example, relatively few market makers characterize the secondary markets for high yield debt securities, and the trading volume for high yield debt securities is generally lower than that for higher-rated securities.  Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions.  These factors may have an adverse effect on the Fund’s ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.  Less liquid secondary markets also may affect the Fund’s ability to sell securities at their fair value.  The Fund may invest in illiquid securities, which are more difficult to value and to sell at fair value.  If the secondary markets for lightly-traded securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund’s portfolio may become illiquid, and the proportion of the Fund’s assets invested in illiquid securities may increase.

Smaller, unseasoned companies (those with less than a three-year operating history) and recently-formed public companies may not have established products, experienced management, or an earnings history.  As a result, their stocks may lack liquidity.  Investments in foreign securities may lack liquidity due to heightened exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries.  In addition, government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes may result in a lack of liquidity.  Possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards might reduce liquidity.  The chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value) will also impact liquidity.  These risks are heightened for investments in developing countries.

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Lower-Rated Securities – Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings.  These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.  If an issuer stops making interest and/or principal payments, payments on the securities may never resume.  These securities may be worthless and the Fund could lose its entire investment.

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Non-Diversification Risk – The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

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Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Mutual funds are required to distribute their net realized capital gains annually under federal tax laws. The Fund’s investment strategies are expected to involve frequent trading which leads to high portfolio turnover and could generate potentially large amounts of net realized capital gains in a given year. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of the Fund’s net performance.

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Sector Risk – Sector risk is the possibility that investments within the same sector of the market (such as, but not necessarily including the financial sector, technology sector, energy sector or real estate sector) will decline in price due to sector specific market or economic developments. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that those investments are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market segment.  The sectors in which the Fund may be over-weighted will vary.

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Short Selling Risk – The Fund (and the Underlying Funds) may engage in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. The value of the Fund’s short positions may equal up to 50% of its net assets. A short sale consists of selling borrowed shares in the hope that they can be bought back later at a lower price. The Fund may be required to pay a fee to borrow the security and to pay over to the lender any payments received on the security. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Positions in shorted securities are speculative and more risky than "long" positions (purchases) because the cost of the replacement security is unknown.  Therefore, the potential loss on the short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price.  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

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Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that the Fund’s investments will under perform either the securities markets generally or particular segments of the securities markets.

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Strategy Risk – Because the Fund seeks "absolute return", the investment sub-strategies may limit the Fund's ability to participate fully in capital appreciation during times when the markets are experiencing periods of positive returns.  There is no guarantee that the Adviser's allocation among the sub-strategies, or the performance of the sub-strategies, will result in positive absolute returns.

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Underlying Funds Risk – Because the Fund may invest in Underlying Funds, the value of your investment will fluctuate in response to the performance of the Underlying Funds. In addition, investing through the Fund in Underlying Funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the Underlying Funds. Underlying Funds may use leverage, invest in derivatives and use other investment techniques that may add risk with respect to the portion of the Fund’s portfolio invested in said Underlying Funds.  The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund.  The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee of up to 2%.  In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	CLASS A SHARES	CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)(1)	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee (as a percentage of amount redeemed)(1)	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.75%	1.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.40%	1.00%
Dividend Expense on Securities Sold Short (2)	0.10%	0.10%
Operational Expenses (3)	0.38%	0.38%
Total Other Expenses	0.48%	0.48%
Acquired (Underlying) Fund Fees and Expenses (4)	0.40%	0.40%
Total Annual Fund Operating Expenses (5)	3.03%	3.63%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$863	$1,457
Class C	$465	$1,112

The maximum sales charge of 5.75% is included in the Class A share expense calculations.

(1)

Applicable to redemptions of Class C shares made within one year after purchase. The Fund also charges a $15 wire transfer fee for redemptions effected by wire.

(2)

When a cash dividend is declared on a stock in which the Fund has a short position, the Fund incurs an obligation to pay an amount equal to that dividend to the purchaser of the shorted stock. This obligation is an expense of the Fund.

(3)

These expenses, which include custodian, transfer agency, shareholder servicing, other customary fund expenses as well as interest expense, are based on estimated amounts for the Fund’s current fiscal year.

(4)

This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets.  Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial statements and other areas of this prospectus do not include this figure.

(5)

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until August 31, 2010, to ensure that Net Annual Fund Operating Expenses for each class of shares (exclusive of any front-end or contingent deferred sales loads, Distribution and Shareholder Servicing (12b-1) fees, taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired or underlying fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.50% of the Fund’s average daily net assets attributable to such class of shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

The Fund is intended for investors who desire an investment among several sub-strategies and asset classes in one mutual fund and as part of an overall disciplined investment program.

Sub-Strategies:  The sub-adviser to each sub-strategy employs a proprietary investment program and invests in various asset classes and investment styles, as indicated below.

1)  The Anchor Capital Long/Short HY Bond Strategy ("High Yield") utilizes a proprietary quantitative model that evaluates the intermediate trends in high yield bonds. The sub-adviser for the High Yield sub-strategy is Anchor Capital Management Group, Inc. (“Anchor”).

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High Yield will invest long and short in high-yield Underlying Funds.

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The sub-adviser’s proprietary model provides signals which determine whether to be long, short, hedged or in cash and the level of exposure in each Underlying Fund.

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The sub-adviser seeks to manage risk in the High Yield sub-strategy through the investment research process and the portfolio construction process.

2)  The Anchor Capital Stratus Program (“Stratus”) allocates assets to Underlying Funds with alternative trading strategies that the sub-adviser believes benefit from different market environments.  The combined result seeks higher returns with less volatility than an individual strategy alone.  Because the Stratus strategy could involve frequent and short-term trading, the strategy could contribute to higher portfolio turnover and gains generated from this strategy could be classified as short-term capital gains for tax purposes.  The sub-adviser for the Stratus strategy is Anchor. Anchor uses a long/short or hedged equity strategy, which seeks to take advantage of an anticipated advance or decline in the price of a company or equity index through the use of Underlying Funds.

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The Stratus sub-strategy has a 30% allocation to the sub-adviser’s mean reversion strategy, which is described below.

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The Stratus sub-strategy has a 50% allocation to the sub-adviser’s long/short equity index strategy, and a 20% allocation to the sub-adviser’s long/short fixed income strategy, also described below.

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A "long position" is the buying of a security such as a stock or exchange traded fund, with the expectation that the asset will rise in value.  A "short position" is the sale of a borrowed security with the expectation that the asset will fall in value.  A long/short strategy seeks to take advantage of anticipated advances or declines in the price of a security or index using long and short positions.

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Each strategy’s independent signals determine whether to be long, short or in cash and the level of exposure. The sub-adviser will increase market exposure using Underlying Funds that use leverage.

Mean Reversion Strategy – The mean reversion strategy seeks to exploit short term price extremes, benefiting from the tendency of oversold securities to return to mean average prices.  The strategy is uncorrelated to overall equity market trends, but may struggle in strong bear markets.  The mean reversion strategy is primarily used with sector funds as the underlying investment vehicles.  Mean reversion trades are very short term, looking to achieve a particular profit objective in a certain amount of days (approximately six days).  Once that time has elapsed the model will exit the trade.

Long/Short Fixed Income Strategy – The strategy is an intermediate-term strategy that utilizes the high yield bond market for directional trading as well as for hedging interest rate movements.  The fixed income strategy works well in rising or falling interest rate environments while struggling in flat or non-trending markets.  The strategy will invest long in specialized Underlying Funds and will have short exposure by investing in certain inverse Underlying Funds.

Long/Short Equity Index Strategy – A directional strategy that gains exposure to bull and bear markets through major equity indices, including the Russell 2000 and the NASDAQ 100.  The strategy will be invested up to 100% long, 100% short or will go to cash.  The strategy performs best in strong trending markets (bull or bear) but does not thrive in flat or non-trending markets.  The typical trend duration for the index strategy is 6-9 months.  The strategy also uses a statistical arbitrage overlay to help smooth returns, primarily during periods of volatility, such as month-end or quarter-end.  Statistical arbitrage, as a strategy, performs well in flat and slightly trending markets and this characteristic will help the directional long/short trading be more selective in its trades and exposures during periods where there is increased risk of whip-saw trades.

3)  The Traub FX Strategy (“FX”) invests in Foreign Exchange currency futures contracts of major developed nations.  The sub-advisor for the FX sub-strategy is Traub Capital Management, LLC.

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The strategy uses multi-factor, quantitative model, which analyzes macroeconomic and financial factors to determine long and short positions in major currencies.  The strategy predicts returns and volatilities for currencies in developed markets, then optimizes potential investments based on risk/reward trade-offs to produce target positions.

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The multi-factor FX model tracks the following macroeconomic and financial factors:

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Inflation

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Interest Rates across developed and emerging markets

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Interest Rate Acceleration

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Interest Rate Movement

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Yield curve characteristics

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Liquidity conditions by looking at corporate credit spreads, emerging market spreads, Swap spreads, volatility of currencies, the correlation between short-term rates and currency returns

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The model is adaptive, such that the factor weights in the model may be updated over time.

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The strategy will invest long or short in the various currencies, including but not limited to: the Australian Dollar, the Canadian Dollar, the Euro, the New Zealand Dollar, the Norwegian Krone, the Swedish Krona, the Swiss Franc, the UK Pound Sterling and the Japanese Yen.

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Because the strategy could involve frequent and short-term trading, the strategy could contribute to higher portfolio turnover and gains generated from this strategy could be classified as short-term capital gains for tax purposes.

4)  The Bandon Directional Interest Rate Strategy (“Treasury”) invests in U.S. Treasury-based mutual funds. The sub-adviser for the Treasury sub-strategy is Bandon Capital Management, LLC.

The theory behind the Treasury sub-strategy is as follows:

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Interest rates follow macroeconomic and valuation principles.

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Bond prices can be forecast with reasonable predictability on a monthly basis.

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Significant returns can be generated by adjusting bond market exposure on a monthly basis.

The sub-adviser uses a multi-factor model to project appropriate monthly fixed income exposure. The monthly cycle of this model is designed to coincide with government economic statistics and data. The overall model methodology applies forecasting tools used by a former Federal Reserve Bank economist and is based on research covering 40 years of history. It utilizes publicly available data and factors that are precisely measurable and devoid of subjective or speculative inputs.

The model produces a signal which forecasts whether Treasury interest rates will rise or fall over the next month along with a forecast of the likelihood or strength of this prediction (strong, modest, or unclear).

For rising interest rates signal, the sub-advisor invests in a government bond mutual fund designed to profit in a rising interest environment.  For falling interest rate signal, the sub-advisor invests in a government bond mutual fund designed to profit in a falling interest rate environment. If unclear the sub-advisor invests in money market funds awaiting the next directional signal.

Each trade is placed with a 4% stop-loss trigger. If the 4% stop-loss level is reached or exceeded on any day during the month, all assets are moved to money market funds.  Assets remain in money market funds until the next model signal is generated, which typically occurs monthly.

5)  The CMG Cook S&P ETF Trading Strategy ("Cook") invests in S&P 500 ETFs using a qualitative and quantitative discretionary approach.  The Adviser manages the sub-strategy directly.

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The model uses the “Cook Cumulative Tick” (“CCT”) indicator to determine the short term overbought or oversold condition of the U.S. equity markets and the velocity of those moves.

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The CCT is based on Tick data for equities trading on the NYSE.  A tick is the minimum upward or downward movement in the price of a security.

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The CCT looks to identify a thrust in the tick indicator above or below a certain threshold by measuring the sum total of positive and negative ticks.

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The model generates a long trade when the CCT goes below a certain threshold and generates a short trade when the model goes above a certain threshold.

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The strategy will achieve long or short exposure by investing in equity based exchange traded funds, including inverse funds, based on the S&P 500 index.

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Because the strategy could involve frequent and short-term trading, the strategy could contribute to higher portfolio turnover and gains generated from this strategy could be classified as short-term capital gains for tax purposes.

6) The CMG Managed High Yield Bond Program ("Managed Bond") invests in high yield mutual funds using a proprietary quantitative/qualitative buy/sell model.  The model identifies opportunities where the short-term and intermediate-term direction of the U.S. high yield market can be predicted with high probability.  The Adviser manages the Managed Bond sub-strategy directly.

The theory behind the Managed Bond sub-strategy is as follows:

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The model looks at daily data such as price, volume, yield spreads and default rates to generate buy, sell and hold signals.

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On buy signals, 100% of the sub-strategy assets are invested in U.S. high yield bond funds.

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On sell signals, sub-strategy assets are exchanged from U.S. high yield bond funds to money market funds.

The Program trades infrequently, buying and selling the investments approximately eight trades times a year.

7)  The Heritage Capital Gold Strategy (“Capital Gold”) is a long-only investment strategy that makes investments abased on the sub-adviser’s short- to intermediate-term outlook on the gold market.    The sub-adviser for the Capital Gold sub-strategy is Heritage Capital, LLC.

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Capital Gold is a qualitative investment strategy in which the sub-adviser considers factors such as price data, price momentum as well as technical indicators, such as candlestick reversals, to identify perceived strength or weakness in the gold market. One of the most significant goals of technical analysis is to identify changes in direction of price action. Because candlesticks give visual insight into market psychology, one of the most useful aspects of candlestick analysis is its ability to suggest changes in the sentiment of the market, and reversals in trend. The strategy will typically invest long when the gold market is weak and may have up to 100% of the sub-strategy assets in cash or money market funds when gold market strength and momentum begins to deteriorate.

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The sub-strategy invests in Underlying Funds that track precious metal indexes such as the Philadelphia Gold and Silver Sector Index.

8)  The Schreiner Dynamic Index Program ("Dynamic Index") makes daily buy/sell/hold decisions utilizing a quantitative non-discretionary methodology that seeks positive returns in both bull and bear markets.  The strategy attempts to identify opportunities where the sub-adviser believes the short term direction of the Nasdaq-100 Index can be predicted with high probability.  Because the strategy could involve frequent and short-term trading, the strategy could contribute to higher portfolio turnover and gains generated from this strategy could be classified as short-term capital gains for tax purposes.  The sub-adviser for the Dynamic sub-strategy is Schreiner Capital Management, Inc.  The NASDAQ-100 is a stock market index of 100 of the largest domestic and international non-financial companies listed on the NASDAQ stock exchange.

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Dynamic Index uses ten independent indicators that “vote” to determine the sub-strategy’s investment in the Nasdaq-100. Each indicator is assigned a numerical value and, based upon the aggregate total of the “vote,” the formula-driven model makes a decision whether to be long, short or out of the Nasdaq-100 index and how much of the portfolio to invest.

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Minimum allocations to the Underlying Funds are 10% and maximum allocations are 75%. This means that on the strongest signals, 75% of is the sub-strategy assets are invested in the underlying fund and 25% are invested in money market funds.  A portion of the sub-strategy assets remain in money market funds at all times.

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Dynamic Index seldom holds the same allocation for longer than 3 days. Assets are moved in or out, long or short, up to 200 times in a year. The short-term nature of the system means that there will be a significant amount of portfolio turnover.

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The Dynamic Index Program invests the Fund’s assets in specialized Underlying Funds specifically designed for active portfolios that seek to provide investment returns that correlate to 200% of the daily performance of the Nasdaq-100 Index.

9)  The Scotia Partners Growth S&P Plus Program ("Scotia Growth") applies a quantitative approach that the sub-adviser believes will capitalize on long-, intermediate-, and short-term trends of the S&P 500 Index.  Based on the analysis of S&P 500 price data across multiple time frames, the Scotia Growth sub-strategy will invest long, short, or neutral the S&P 500 Index. Because the strategy could involve frequent and short-term trading, the strategy could contribute to higher portfolio turnover and gains generated from this strategy could be classified as short-term capital gains for tax purposes.  The sub-adviser for the Scotia Growth sub-strategy is Scotia Partners, Ltd.

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The sub-strategy takes a four step approach to portfolio construction:

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Step 1:  Long-term trend (six- to twelve-month trend)

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Step 2:  Intermediate-term trend (two- to four-week trend)

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Step 3:  If steps 1 and 2 are in agreement, a trade can be initiated on a countertrend day (on an up day in a down trending market or a down day in an up trending market)

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Step 4:  Trades based on overbought and oversold market conditions can be generated independent of steps 1 and 2.

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The sub-strategy uses specialized Underlying Funds to execute its strategy. These Underlying Funds are specifically designed for active portfolios and seek to provide investment returns that correlate to 200% of the daily performance of the S&P 500 Index.

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The sub-strategy attempts to generate high probability trades with a high degree of selectivity. Trades typically have a one- to three-day duration; therefore, the portion of the Fund managed pursuant to the Scotia Growth sub-strategy may be in money markets more than 50% of the time.

Although not principal, the Fund also may invest in securities and employ the types of investment strategies described in the Fund’s Statement of Additional Information (“SAI”). Additional information about these investments and the special risk factors that apply to them can be found under the title “Types of Investments” in the SAI.

Temporary Investments:  To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total net assets, without limitation, in high quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory fees and operational fees.  The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings are available in the Statement of Additional Information, which may be requested toll free by calling 1-866-CMG-9456.

INVESTMENT ADVISER

The Adviser, CMG Capital Management Group, Inc., located at 150 N. Radnor-Chester Road, Suite A150, Radnor, Pennsylvania 19087, serves as investment adviser to the Fund.  Subject to the authority of the Board of Trustees, the Adviser is responsible for the overall management of the Fund’s business affairs.  The Adviser is responsible for selecting the Fund's investment strategies according to the Fund’s investment objective, polices, and restrictions.  The Adviser was established in 1992 and provides investment advice to individuals, corporations, pension and profit sharing plans, trusts, a private investment fund, and other organizations.

The Adviser supervises the management and investment programs and operations of the Fund and evaluates the abilities and performance of other money management firms to identify appropriate sub-advisers for the Fund’s various sub-strategies. After a sub-adviser is selected, the Adviser continuously supervises and monitors the sub-adviser’s performance and periodically recommends to the Board of Trustees which sub-advisers should be retained or released. The Adviser also may manage one or more sub-strategies directly. The Adviser and each sub-adviser provide investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions for their respective sub-strategies.

The Adviser uses both proprietary and third-party research in selecting sub-advisers and allocating assets to the Fund’s various sub-strategies.  The Adviser may consult with various entities that provide such research. One such entity is John Mauldin.  Mr. Mauldin is a prolific writer and financial expert, and is a three time New York Times Best-selling author including Just One Thing and Bull’s Eye Investing.  He is also editor of the financial market commentary letter, Thoughts from the Frontline, which goes to over 1,000,000 readers each week. He is president of Millennium Wave Investments. A Texas registered investment adviser.

The Fund pays the Adviser monthly, based on an annual management fee equal to 1.75% of the average daily net assets of the Fund.  The Adviser pays each sub-adviser a portion of these fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until August 31, 2010, to ensure that Net Annual Fund Operating Expenses for each class of shares (exclusive of any front-end or contingent deferred sales loads, Distribution and Shareholder Servicing (12b-1) fees, taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired or underlying fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs)  will not exceed 2.50% of the Fund’s average daily net assets attributable to such class of shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Board of Trustees (the “Board” or “Trustees”) may terminate this expense reimbursement arrangement at any time.  Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be provided in the Fund’s semi-annual shareholder report dated October 31, 2009.

Adviser Portfolio Managers:

Stephen Blumenthal has been the President and Chief Executive Officer of the Adviser since 1994.  Since 1994, Mr. Blumenthal has been providing investment advisory services to private clients using similar investment strategies as the Fund’s.  Mr. Blumenthal is the Portfolio Manager responsible for the day-to-day management of the Fund’s Managed Bond sub-strategy.

Mr. Blumenthal began his investment career at Merrill Lynch Institutional in 1984, later moving to Merrill Lynch Retail.  From 1989 to 1994 he was Vice President of Investments with Prudential Securities. CMG Capital Management Group, Inc. was established in 1992.

Mr. Blumenthal holds a Bachelors Degree in Accounting from Penn State University. Mr.  He is a former Chairman, President and Director of NAAIM, a national organization of Registered Investment Advisers and Hedge Fund Managers, representing more than $15 billion in combined member firm assets under management.  He holds the FINRA Series 63 and Series 65.

Mark D. Cook serves as a consultant and portfolio manager for the Adviser.  Mr. Cook is the Portfolio Manager responsible for the day-to-day management of the Fund’s Cook sub-strategy.  Mr. Cook was most recently a FINRA registered broker with IBS Securities, LLC from 2004 to 2007.  Prior to that, Mr. Cook was a registered broker with J. Fox Investments, LLC from 1994 to 2002.

Mr. Cook has traded his personal accounts for more than 18 years and created the Cook Cumulative Tick indicator in 1986.  He gained acclaim by winning the 1992 U.S. Investment Championship.  He also authors the Cook Investment Advisory letter that has been circulated via email twice a day for the past 15 years.

Mr. Cook has been featured in many publications including Stock Market Wizards by Jack Schwager.  Mr. Cook was the one and only S&P 500 index trader to be selected for the book based on a 9- year audited performance track record.  Mr. Cook has also been featured in Inside the Investor’s Brain: The Power of Mind over Money by Dr. Richard Peterson, Long Term Trader by Mike Sincere, Psychology of Trading by Russell Wasendorf, Sr., Extraordinary Comebacks by John Sarkett, Pitt Bull by Martin Schwartz and When Supertraders Meet Kryptonite by Art Collins.  In addition, Mr. Cook has also been featured in Forbes magazine, Futures magazine, the Wall Street Journal and Barron’s Financial Magazine.

The Statement of Additional Information provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Fund.

In addition to payments made by the Fund pursuant to its Distribution Plan, the Adviser may pay certain financial intermediaries (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

SUB-ADVISERS AND PORTFOLIO MANAGERS

The Adviser has entered into a sub-advisory agreement with each Sub-Adviser, whereby the Adviser pays each Sub-Adviser a fixed fee for managing the strategy indicated below.

A discussion regarding the basis for the Board of Trustee’s approval of each sub-advisory agreement will be provided in the Fund’s semi-annual shareholder report dated July 31, 2008.

Anchor Capital Management Group, Inc. (“Anchor”), located at 16140 Sand Canyon Avenue, Suite 101, Irvine, California 92618, is the sub-adviser to the Fund’s High Yield and Stratus sub-strategies.   Anchor was established in 1996 and provides investment advice to individuals, corporations, pension and profit sharing plans, charitable and other organizations.

Anchor Portfolio Manager: Mr. Eric Leake is primarily responsible for the day-to-day management of the Fund’s High Yield and Stratus sub-strategies.  Mr. Leake is a founding partner and Chief Investment Officer of Anchor, where he has served as Chief Investment Officer and portfolio manager for Anchor’s separate accounts since 1996.  He is a level II Chartered Market Technician, member of the Market Technicians Association (MTA), American Association of Professional Technical Analysts (AAPTA), National Association of Active Investment Managers (NAAIM), and advisory board member to Rydex Financial Services, LLC.  Mr. Leake graduated from Azusa Pacific University in 1992.

Bandon Capital Management, LLC (“Bandon”), located at 317 SW Adler Street, Suite 1110, Portland OR 97204-2405 is the sub-adviser to the Fund’s Treasury sub-strategy.  Bandon was established in 2007 and provides investment advice to individuals, pension and profit sharing plans and other pooled investment vehicles.

Bandon Portfolio Manager: Mr. William Woodruff of Bandon is primarily responsible for the day-to-day management of the Fund’s Treasury sub-strategy.  Bill Woodruff is Bandon’s founder, sole principal and managing member. As such, he is responsible for the oversight and management of all aspects of BCM’s operations, including portfolio management.  Mr. Woodruff began his career in the investment business as a stock broker for Phillips & Co. Securities in 2002. He holds a B.B.A. in Finance from the University of Portland.

Heritage Capital, LLC (“Heritage”), located at 1 Bradley Road, Suite 202 Woodbridge CT 06525, is the sub-adviser to the Fund’s Capital Gold sub-strategy.  Heritage was established in 2003 and provides investment advice to individuals and corporations.

Heritage Portfolio Manager: Mr. Paul Schatz of Heritage is primarily responsible for the day-to-day management of the Fund’s Capital Gold sub-strategy. Prior to founding Heritage Capital in 2003, Mr. Schatz served as Chief Investment Officer for a regional firm, Beneficial Capital, from 1993 to 2002, specializing in equity model development and implementation.  Mr. Schatz also served as a portfolio manager for Tripoint Asset Management from 2006-2008.  Mr. Schatz graduated from the University of Rochester in 1988 with a Bachelors Degree in Political Science and a minor in Economics.

Schreiner Capital Management, Inc.(“Schreiner”), located at 111 Summit Drive, Suite 100 Exton PA 19341, is the sub-adviser with respect to the Fund’s Dynamic Index sub-strategy.  Schreiner was established in 1989 and provides investment advice to individuals, corporations, pension and profit sharing plans, charitable and other organizations and other pooled investment vehicles.

Schreiner Portfolio Manager: Mr. Roger Schreiner and Mr. Kevin Sareyka of Schreiner are primarily responsible for the day-to-day management of the Fund’s Dynamic Index sub-strategy.  Mr. Roger Schreiner founded Schreiner Capital Management, Inc. and has served as the CEO for the firm since 1989.  Mr. Schreiner graduated from Kansas State University in 1971 with a B.S. in Humanities.  Mr. Sareyka has served as President of Schreiner Capital Management, Inc. since 2004.  Prior to 2004, Mr. Sareyka was the Operations Manager for Schreiner Capital Management, Inc.  Mr. Sareyka graduated from Messiah College in 1996 with a B.S. in Accounting.

Scotia Partners, Ltd. (“Scotia”), located at 436 Ridge Road, Spring City, PA 19475, is the sub-adviser to the Fund’s Scotia Growth sub-strategy.  Scotia is responsible for selecting the Fund's investments with respect to said strategy according to the Fund’s investment objective, polices, and restrictions.  Scotia was established in 2006 and provides investment advice to individuals and pension and profit sharing plans.

Scotia Portfolio Manager: Mr. Clifford Montgomery of Scotia is primarily responsible for the day-to-day management of the Fund’s S&P Plus sub-strategy.  Prior to founding Scotia Partners, Ltd. in 2006, Mr. Montgomery worked as a research analyst for Theta Investment Research, LLC from 2003 to 2006.  Mr. Montgomery was awarded the Chartered Financial Analyst designation in 2005.  Mr. Montgomery graduated from Messiah College with a B.S. in Accounting in 1997 and with a B.S. in Environmental Science in 1998.

Traub Capital Management, LLC (“Traub”), located at 97 Chapel Street, Needham, Massachusetts 02492, is the sub-adviser to the Fund’s Traub FX sub-strategy.  Traub is responsible for selecting the Fund's investments with respect to said strategy according to the Fund’s investment objective, polices, and restrictions.  Traub was established in 2003 and provides investment advice to individuals and pension and profit sharing plans.

Traub Portfolio Manager: Mr. Heydon D. Traub of Traub is primarily responsible for the day-to-day management of the Fund’s Traub FX sub-strategy.  Prior to founding Traub Capital Management, LLC in 2003, Mr. Traub was a Principal and Senior Vice President of State Street Global Advisors (“SSgA”) and head of its Global Asset Allocation team worldwide from 1999 to June 2003.  Mr. Traub holds a B.A. degree in Economics from Brandeis and an M.B.A. degree in Finance and Accounting from the U. of Chicago. He is a Chartered Financial Analyst (CFA), a member of the Boston Security Analysts Society (BSAS), and currently is an instructor for the BSAS CFA program.

The Fund’s Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

NET ASSET VALUE

Shares of the Fund are sold at net asset value (“NAV”).  The NAV of the Fund is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of shares outstanding.  The NYSE is closed on weekends and most national holidays.  The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily.  The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange.  Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  Because the Fund may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s portfolio may change on days when you may not be able to buy or sell Fund shares.  In computing its NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in the Fund’s portfolio occur before the Fund prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine NAV or the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs of the registered open-end management investment companies in which the Fund invests.  The prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes

The Fund offers two classes of shares so that you can choose the class that best suits your investment needs. The main differences between each class are sales charges and ongoing fees.  In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold the shares.  Both classes of shares in the Fund represent interest in the same portfolio of investments in the Fund.

Class A Shares

Class A shares are offered at their public offering price, which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	1.00%	1.0 1%	1.00%

Class C Shares

Class C shares of the Fund are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services.  Over time, fees paid under the Plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.

How to reduce your sales charge

You may be eligible to purchase Class A Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment. Consistent with the policies described in this Prospectus, you and your “immediate family” (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

Rights of accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A Shares, you may combine your new purchases of Class A Shares with the shares of any other Class A Shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A Shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of any Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•

Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);

•

Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;

•

Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letters of Intent. Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A Shares of the Fund, with a minimum of $ 50, 000, during a 13-month period. At your written request, Class A Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A shares. If you have redeemed Class A Shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A Shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A Shares is waived for certain types of investors, including:

•

Current and retired directors and officers of the Fund sponsored by the Advisor or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Advisor.

•

Employees of the Advisor and their families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund’s shares and their immediate families.

•

Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

•

Clients of financial intermediaries that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

•

Institutional investors (which may include bank trust departments and registered investment advisors).

•

Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

•

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•

Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Fund are part of an omnibus account. A minimum initial investment of $1 million in the Fund is required. The Distributor in its sole discretion may waive these minimum dollar requirements.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of non-Fund shares where those shares were subject to a front-end sales charge (sometimes called an NAV transfer).

Sales Charge Exceptions

You will not pay initial sales charges on Class A Shares purchased by reinvesting dividends and distributions.

Promotional Incentives on Dealer Commissions

The Distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at the Distributors discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Factors to Consider When Choosing a Share Class

When deciding which class of shares of the Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C shares will be greater than the front-end sales charge of Class A shares and to what extent such difference may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund’s expenses over time in the “Fees and Expenses” Section of this Prospectus. You also may wish to consult with your financial advisor for advice with regard to which share class would be most appropriate for you.

Purchasing Shares

You may purchase shares of the Fund by sending a completed application form to the following address by either regular or overnight mail:

CMG Absolute Return Strategies Fund c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137

Minimum and Additional Investment Amounts

The minimum initial investment to open an account is $25,000 ($5,000 for retirement accounts). The minimum subsequent investment is $1,000.  Lower minimum initial and additional investments may also be applicable in certain other circumstances, including purchases by certain tax deferred retirement programs.  There is no minimum investment requirement when buying shares by reinvesting Fund dividends or distributions.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. Fund for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number to the above address. Make all checks payable to “CMG Absolute Return Strategies Fund.” The Fund will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Fund will not accept third-party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC (“GFS” or “Transfer Agent”), the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment check returned to the Transfer Agent for insufficient Fund.

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When Your Order is Processed

All shares will be purchased at the NAV per share next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase includes:

•

the name of the Fund

•

the dollar amount of shares to be purchased

•

a completed purchase application corresponding to the type of account you are opening, or a completed investment stub (make sure your investment meets the account minimum or subsequent purchase investment minimum)

•

a check payable to “CMG Absolute Return Strategies Fund”

Purchase through Brokers

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s Distributor. These brokers and agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set its own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire

If you wish to wire money to make an investment in the Fund, please call the Fund at 1-866-CMG-9456 for wiring instructions and to notify the Fund that a wire transfer is coming.  Any commercial bank can transfer same-day Fund via wire. The Fund will normally accept wired Fund for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day Fund.

Automatic Investment Plan

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic Fund transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $250 on specified days of each month into your established Fund account. Please contact the Fund at 1-866-CMG-9456 for more information about the Fund’s Automatic Investment Plan.

Retirement Plans

You may purchase shares of the Fund for your individual retirement plans. Please call the Fund at 1-866-CMG-9456 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

REDEMPTIONS

Written Redemption Requests

You will be entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption to:

Regular/Express/Overnight Mail
CMG Absolute Return Strategies Fund c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137

Redeeming by Telephone

The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-866-CMG-9456.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, GFS, nor their respective affiliates, will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or GFS, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or GFS do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to GFS to cover costs associated with the transfer but GFS does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

Redemptions in Kind

The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the Fund’s assets). The securities will be chosen by the Fund and valued at the Fund’s net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Systematic Withdrawal Plan

If your individual account, IRA or other qualified plan account has a current account value of at least $25,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $100 or more.  If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at 1-866-CMG-9456.

When Redemptions are Sent

Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request.  If you purchase shares using a check and soon after request a redemption, your redemption will not be processed until the check for your purchase has cleared (usually within 10 days).

Good Order

Your written redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•

The request should be in writing, unless you are redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request the redemption proceeds be sent to an address other than that of record, or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees

A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

•

you wish to change the bank or brokerage account that you have designated on your account;

•

you request a redemption to be made payable to a person not on record with the Fund;

•

you request that a redemption be mailed to an address other than that on record with the Fund;

•

the proceeds of a requested redemption exceed $100,000;

•

any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

•

your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form.  Contact the Fund to obtain this form.  Further documentation will be required to change the designated account if, shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Trust should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker

If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Low Balances

If at any time your account balance falls below $5,000 ($2,000 for retirement account), the Fund may notify you that, unless the account is brought up to the appropriate account minimum within 30 days of the notice, your account could be closed.  This will not apply to any account balances that drop below the minimum due to a decline in NAV. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. The Fund will not charge any redemption fee on involuntary redemptions.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all of its net investment income and net capital gain annually in December.  Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund’s shares.  You should consult your own tax advisers to determine the tax consequences of owning the Fund’s shares.

MARKET TIMING

Frequent trading into and out of the Fund may harm all fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other potentially disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently commits staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy.”

Though this method involves judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

The Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy.

If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

DISTRIBUTION OF SHARES

Distribution and Shareholder Services Plan

The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution and Shareholder Services Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) for each share class. The Plan allows the Fund to use part of its assets for the sale and distribution of Shares, including advertising, marketing and other promotional activities. The Plan also allows the Fund to pay the Distributor for certain shareholder services provided to shareholders or other service providers that have entered into agreements with the Distributor to provide these services.

Class A Shares

For these distribution services, under the Plan, the Fund pays the Distributor on a monthly basis an annual amount equal to 0.40% of the Fund’s average net assets attributable to Class A Shares. The Distributor generally will, in turn, pay your financial intermediary out of its fees. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

Class C Shares

The Plan allows the Fund to pay annual distribution and service fees of 1.00% of the Fund’s average net assets attributable to Class C Shares. For these distribution services, under the Plan, the Fund pays the Distributor on a monthly basis an annual amount equal to 0.75% of the Fund’s average net assets attributable to Class C Shares. For these shareholder services, under the Plan, the Fund pays the Distributor on a monthly basis an annual amount equal to 0.25% of the Fund’s average net assets attributable to Class C Shares.  The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary an on-going sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor retains the distribution and service fees on accounts with no authorized intermediary of record. Because these distribution and shareholder service fees are paid out of the Fund’s assets on an ongoing basis, the fees may, over time, increase the cost of investing in the Fund and cost investors more than other types of sales loads.

Other Compensation to Dealers

In addition to amounts paid as a sales commission, The Adviser, at its own expense, may also provide additional compensation to investment dealers. These payments may be made, at the discretion of the Adviser, to certain dealers who have sold shares of the Fund. The level of payments made to dealers in any given year will vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Fund and promote the retention of their customer’s assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of Fund shares or the amount that the Fund will receive as proceeds from such sales. The Adviser determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. (A number of factors will be considered in determining payments, including the dealer’s sales, assets, share class utilized and the quality of the dealer’s relationship with the Adviser.) The Adviser will, on an annual basis, determine the advisability of continuing these payments. The Adviser may also pay expenses associated with meetings that facilitate educating financial advisors and shareholders about the Fund, which are conducted by dealers.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Trust is committed to maintaining the confidentiality, integrity and security of your personal information.  When you provide personal information, the Trust believes that you should be aware of policies to protect the confidentiality of that information.

The Trust collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Trust does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Trust is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Trust restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Trust through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CMG ABSOLUTE RETURN STRATEGIES FUND

Adviser	CMG Capital Management Group, Inc. 150 N. Radnor-Chester Road, Suite A150, Radnor, Pennsylvania 19087
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Fifth Third Bank 38 Fountain Square Plaza Cincinnati, OH 45263

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings, is included in the Fund’s Statement of Additional Information dated May 1, 2009 (the “SAI”).  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Trust’s policies and management. Additional information about the Fund’s investment will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI, the annual report, the semi-annual report, to request other information about the Fund, or to make shareholder inquires about the Fund, please call 1-866-CMG-9456 or visit the Fund’s website at www.CMGARSfunds.net. You may also write to:

CMG Absolute Return Strategies Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Fund’s information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street NE, Washington, D.C.  20549-0102.

Investment Company Act File # 811-21720

CMG Absolute Return Strategies Fund

 4020 South 147th St. •Suite 2 • Omaha, NE 68137

1-866-CMG-9456